Oct. 31, 2024
Environmental Accountability Portfolio | Equity Portfolios - Advisor Classes
Principal Investment Strategy

Using factor based analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of mid to large-cap companies tied economically to the U.S. that meet the Portfolio’s thematic criteria. The Advisor considers a company to be tied economically to the U.S. if the company: 1) is organized under the laws of the U.S., 2) maintains its principal place of business in the U.S., 3) is traded principally in the U.S. or 4) at the time of purchase, is included in a U.S. equity index managed by S&P Global Ratings (“S&P”) or FTSE Russell (“Russell”). Mid to larger-cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of the smallest stock in the Russell MidCap Index to the largest stock in the Russell 1000® Index. That capitalization range was $954.2 million to $4.34 trillion as of July 31, 2025.

As part of its process, the Advisor identifies companies that satisfy its certain identified thematic criteria, such as renewable power generation, renewable energy usage, efforts to use cleaner energy sources, climate change related revenue, and financed emissions. The evaluation process is conducted on a sector-specific basis and involves the review of key indicators. These categories may be changed without shareholder approval.

The Portfolio seeks to tilt towards companies which support the transition to a resilient, diversified power grid, either directly by developing efficient energy technologies, modernizing power grids, building energy infrastructure, supplying crucial components, or by promoting energy efficient construction; or indirectly, by consuming energy in an efficient, supportable manner, or financing efficient energy infrastructure projects. The Advisor’s process employs a both positive and negative screening processes to identify companies that satisfy these thematic performance standards. The Advisor complements its thematic criteria with a multi-factor approach to select stocks that its models identify as having reasonable prices, good fundamentals and rising earnings expectations. These models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures. The Portfolio may actively trade its securities to achieve its principal investment strategies.